Goodwill and other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Goodwill

	Silicones	Quartz	Total
Balance as of December 31, 2009	$414	$—	$414
Foreign exchange translation	11	—	11

Balance as of December 31, 2010	425	—	425
Foreign exchange translation	7	—	7

Balance as of December 31, 2011	$432	$—	$432

Summary of Intangible Assets

	Amortization period	Gross amount	Accumulated amortization	Net carrying amount
2011
Amortizing intangible assets:
Customer relationships	15-20 years	$429	$(124)	$305
Trademarks	7-20 years	146	(45)	101
Unpatented technology	20 years	149	(38)	111
Patents and other	10-20 years	37	(12)	25

Total		$761	$(219)	$542

2010
Amortizing intangible assets:
Customer relationships	15-20 years	$436	$(100)	$336
Trademarks	7-20 years	144	(36)	108
Unpatented technology	20 years	147	(30)	117
Patents and other	10-20 years	34	(9)	25

Total		$761	$(175)	$586

Estimated amortization expense

Year ending December 31:
2012	$44
2013	44
2014	44
2015	41
2016	41